Condensed Consolidated Statements of Changes in Ordinary Shares Subject to Possible Redemption and Shareholders' Equity (Unaudited - USD ($) $ in Thousands	Common Stock [Member]		Common Stock [Member] Common Stock Subject to Mandatory Redemption [Member]	Additional Paid-in Capital [Member]	Warrants [Member]	Retained Earnings [Member]	Total
Beginning balance at Dec. 31, 2020	$ 108			$ 252,561	$ 10,401	$ (232,153)	$ 30,917
Beginning balance, shares at Dec. 31, 2020	48,187,463
Net loss						(14,311)	(14,311)
Issuance of ordinary shares, net of issuance costs	$ 26			29,693			29,719
Issuance of ordinary shares, net of issuance costs, shares	8,731,790
Exercised warrants	$ 14			8,879	(1,845)		7,048
Exercised warrants, shares	4,861,906
Issuance of ordinary shares subject to possible redemption			$ 1,598
Issuance of ordinary shares subject to possible redemption,shares			615,366
Share based compensation				884			884
Ending balance at Jun. 30, 2021	$ 148		$ 1,598	292,017	8,556	(246,464)	54,257
Ending balance, shares at Jun. 30, 2021	61,421,159		615,366
Beginning balance at Dec. 31, 2021	$ 171		$ 1,598	309,355	3,127	(262,073)	50,580
Beginning balance, shares at Dec. 31, 2021	68,711,584		615,366
Net loss						(19,862)	(19,862)
Expired warrants				3,127	(3,127)
Reclassification of redemption shares into ordinary shares	$ 2		$ (1,598)	1,596			1,598
Reclassification of redemption shares into ordinary shares, shares	615,366		(615,366)
Share based compensation to employees and service provider		[1]		2,058			2,058
Share based compensation to employees and service provider, shares	21,989
Ending balance at Jun. 30, 2022	$ 173			$ 316,136		$ (281,935)	$ 34,374
Ending balance, shares at Jun. 30, 2022	69,348,939

[1]	less than one thousand dollars